INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Net operating loss before non-deductible items	$ (312,781)
Tax rate	34.00%	34.00%
Total deferred tax assets	$ 106,345
Less: Valuation allowance	(106,345)
Net deferred tax assets